Trade and other payables	6 Months Ended
Dec. 31, 2018
Trade and other payables
Trade and other payables

22Trade and other payables

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Trade payables	135,328	266,316	187,554
Other payables	3,559	4,754	2,435
Accrued expenses	77,061	83,280	52,460

	215,948	354,350	242,449
Social security and other taxes	11,284	17,917	10,847

	227,232	372,267	253,296

Less: non-current portion
Trade payables	44,667	102,067	69,825
Other payables	1,977	2,204	506

Non-current trade and other payables	46,644	104,271	70,331

Current trade and other payables	180,588	267,996	182,965

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £128,554,000 (30 June 2018: £258,316,000; 31 December 2017: £183,004,000) of which £44,667,000 (30 June 2018: £102,067,000; 31 December 2017: £69,825,000) is due after more than one year. Of the amount due after more than one year, £32,336,000 (30 June 2018: £65,495,000; 31 December 2017: £39,967,000) is expected to be paid between 1 and 2 years, and the balance of £12,331,000 (30 June 2018: £36,572,000; 31 December 2017: £29,858,000) is expected to be paid between 2 and 5 years.

The fair value of trade payables as at 31 December 2017 was £138,276,000 (30 June 2018: £270,548,000; 31 December 2017: £192,200,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.